Post-retirement benefit obligations - Actuarial Assumptions (Details)	Jun. 30, 2021	Apr. 01, 2021	Mar. 31, 2021	Jun. 30, 2020	Apr. 01, 2020	Mar. 31, 2020
South Africa
Post-retirement benefit obligations
Healthcare cost inflation			7.50%			7.50%
Pension increase assumption			5.20%			6.10%
Average salary increases			5.50%			5.50%
South Africa | Pension
Post-retirement benefit obligations
Discount rate			11.10%			12.20%
Weighted average duration of the obligation			12 years			12 years
South Africa | Healthcare
Post-retirement benefit obligations
Discount rate			11.60%			13.30%
Weighted average duration of the obligation			13 years			14 years
United States
Post-retirement benefit obligations
Average salary increases	4.20%			4.20%
United States | Pension
Post-retirement benefit obligations
Discount rate	2.00%			2.20%
Weighted average duration of the obligation	7 years			14 years
United States | Healthcare
Post-retirement benefit obligations
Discount rate	2.70%			2.30%
Weighted average duration of the obligation	12 years			11 years
Europe
Post-retirement benefit obligations
Pension increase assumption		1.80%			1.80%
Average salary increases		2.80%			2.80%
Europe | Pension
Post-retirement benefit obligations
Discount rate		1.20%			1.40%
Weighted average duration of the obligation		18 years			18 years